UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007
                                                 -----------------
Check here if Amendment [ ];        Amendment Number:
                                                      ------
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
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Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Richter
         -----------------------------------------------------------
Title:          Chief Compliance Officer
         -----------------------------------------------------------
Phone:          518-823-1264
         -----------------------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Charles H. Richter             Cobleskill, NY           04/19/07
    ----------------------------    --------------------    -----------------
    [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                         -------------
Form 13F Information Table Entry Total:       58
                                         -------------
Form 13F Information Table Value Total:   2,158,248
                                         -------------
                                          (thousands)

List of Other Included Managers:

      NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Capital Corp.           COM              01903Q108    47563  1650907 SH       SOLE                  1650907
AmSurg Corp                    COM              03232p405    32397  1322886 SH       SOLE                  1322886
Ambassadors Group Inc          COM              023177108    19829   596541 SH       SOLE                   596541
American Express Co.           COM              025816109    43330   768255 SH       SOLE                   768255
Barr Pharmaceuticals           COM              068306109    14326   309081 SH       SOLE                   309081
Bed Bath and Beyond            COM              075896100    48357  1203821 SH       SOLE                  1203821
Berkshire Hathaway A           COM              084670108    53841      494 SH       SOLE                      494
Berkshire Hathaway B           COM              084670207    15470     4250 SH       SOLE                     4250
Brown & Brown Inc.             COM              115236101   104313  3856316 SH       SOLE                  3856316
CDW Corporation                COM              12512n105    58035   944740 SH       SOLE                   944740
CSS Industries Inc             COM              125906107     5329   142176 SH       SOLE                   142176
Carmax                         COM              143130102    39256  1599693 SH       SOLE                  1599693
Clarcor Inc.                   COM              179895107      204     6424 SH       SOLE                     6424
Cognex Corporation             COM              192422103     2122    97925 SH       SOLE                    97925
Conmed Corp                    COM              207410101      207     7087 SH       SOLE                     7087
Courier Corp                   COM              222660102    12556   321362 SH       SOLE                   321362
Donaldson Co., Inc.            COM              257651109    19755   547225 SH       SOLE                   547225
Ethan Allen Interiors          COM              297602104     6403   181175 SH       SOLE                   181175
Federated Investors            COM              314211103    89554  2438837 SH       SOLE                  2438837
Florida Rock Industries        COM              341140101     2153    32000 SH       SOLE                    32000
Forest City                    COM              345550107    26472   400000 SH       SOLE                   400000
Forward Air                    COM              349853101    43801  1332149 SH       SOLE                  1332149
Franklin Resources             COM              354613101    16254   134523 SH       SOLE                   134523
General Electric Co            COM              369604103    40655  1149747 SH       SOLE                  1149747
Graco                          COM              384109104    22137   565290 SH       SOLE                   565290
Heartland Express              COM              422347104    51278  3229077 SH       SOLE                  3229077
Idex Corporation               COM              45167R104    46834   920479 SH       SOLE                   920479
Int'l Speedway                 COM              460335201    77041  1490157 SH       SOLE                  1490157
John Wiley & Sons              COM              968223206    72087  1909072 SH       SOLE                  1909072
Kaydon Corp                    COM              486587108    60642  1424853 SH       SOLE                  1424853
Kronos, Inc.                   COM              501052104    35373   661176 SH       SOLE                   661176
Lincare Holdings Inc           COM              532791100    47791  1303974 SH       SOLE                  1303974
Liz Claiborne                  COM              539320101    39129   913159 SH       SOLE                   913159
M & T Bank Corp                COM              55261F104    28257   243953 SH       SOLE                   243953
Markel Corp                    COM              570535104    62945   129830 SH       SOLE                   129830
Martin Marietta Mat            COM              573284106    44666   330373 SH       SOLE                   330373
McGrath Rentcorp               COM              580589109    12309   388650 SH       SOLE                   388650
Meredith Corp                  COM              589433101    68915  1200813 SH       SOLE                  1200813
Mohawk Industries              COM              608190104    56447   687955 SH       SOLE                   687955
NBT Bancorp Inc.               COM              628778102      278    11869 SH       SOLE                    11869
Pediatrix Medical Group        COM              705324101    20387   357282 SH       SOLE                   357282
Plum Creek Timber Co.          COM              729251108    23991   608601 SH       SOLE                   608601
Pool Corp                      COM              73278L105    36409  1016998 SH       SOLE                  1016998
Protective Life Corp.          COM              743674103    58662  1332007 SH       SOLE                  1332007
Ross Stores Inc.               COM              778296103    77007  2238571 SH       SOLE                  2238571
Servicemaster Co.              COM              81760N109      251    16302 SH       SOLE                    16302
TCF Financial                  COM              872275102    59170  2244678 SH       SOLE                  2244678
Trustco Bank Corp              COM              898349105      201    21006 SH       SOLE                    21006
US Bancorp                     COM              902973304      280     7994 SH       SOLE                     7994
Vulcan Materials               COM              929160109    56601   485928 SH       SOLE                   485928
Wachovia Corp                  COM              929903102      228     4142 SH       SOLE                     4142
Watson Pharmaceuticals         COM              942683103      222     8400 SH       SOLE                     8400
Westamerica Bank               COM              957090103    47822   992775 SH       SOLE                   992775
White Mtns Insurance           COM              G9618E107   133367   235422 SH       SOLE                   235422
Whole Foods Mkt Inc.           COM              966837106    10892   242850 SH       SOLE                   242850
Winnebago                      COM              974637100    60573  1801155 SH       SOLE                  1801155
Yum Brands                     COM              988498101    45213   782780 SH       SOLE                   782780
Zebra Technologies A           COM              989207105    58661  1519318 SH       SOLE                  1519318